PHILLIPS CAPITAL INVESTMENTS, INC.

                       SEMI-ANNUAL REPORT TO SHAREHOLDERS
                         FOR THE SIX MONTH PERIOD ENDED
                                  JUNE 30, 1997

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF ASSETS AND LIABILITIES

                                                         June 30, 1997         December 31, 1996
Assets:
   Investments in securities, at value -
     amortized cost $3,273,975.14 in 1997 and
     $3,550,952.16 in 1996 - Note A                     $   4,489,351.18       $   4,503,809.98
   Cash                                                        96,985.91             353,107.63
   Receivables - Note A
     Interest                                                  24,946.09              23,092.02
     Dividends                                                  1,899.08               8,545.69
     Investment securities sold                                80,964.42                      0
   Deferred registration expenses - Note B                      1,169.79               1,336.97
   Prepaid insurance                                              871.75                 391.80
   Other assets                                                   954.27                      0
                                                        ----------------       ----------------

         Total assets                                       4,697,142.49           4,890,284.09
                                                        ----------------       ----------------


Liabilities
   Accrued accounting fees                                      2,677.80               4,650.00
   Federal income tax payable                                          0                 790.00
   Miscellaneous accounts payable                                      0                 683.42
   Due shareholders on sale                                            0               2,076.95
                                                        ----------------       ----------------

         Total liabilities                                      2,677.80               8,200.37
                                                        ----------------       ----------------


Net Assets:
   Net assets (equivalent to $15.04 and $13.74
     per share based on 312,162.913
     and 355,399.640 shares of capital
     stock outstanding at June 30, 1997 and
     December 31, 1996, respectively) - Note C          $   4,694,464.69       $   4,882,083.72
                                                        ================       ================


   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                            INVESTMENTS IN SECURITIES
                                  JUNE 30, 1997

                                          Principal
                                          Amount or
COMMON STOCKS: 56.97%                      Shares             Market Value

Energy Sources & Related: 8.72%
   Alamco Inc.                               4,000          $    61,500.00
   Norsk Hydro                               1,500               81,281.25
   Phillips Petroleum                        1,400               60,550.00
   Snyder Oil Corp.                          4,000               73,500.00
   USX Marathon Group                        3,000               86,625.00
   Wiser Oil                                 2,500               46,093.75
                                                            --------------
                                                                409,550.00
                                                            --------------


Insurance: 7.81%
   American Bankers Insurance Group          1,700              107,525.00
   ReliaStar Financial Corp.                 1,200               87,750.00
   RLI Corp.                                 2,500               91,093.75
   Western National                          3,000               80,437.50
                                                            --------------
                                                                366,806.25
                                                            --------------


Electric Utilities: 4.59%
   Houston Industries                        2,000               42,875.00
   PacifiCorp                                2,000               44,000.00
   Southern Company                          2,500               54,687.50
   Texas Utilities                             900               30,993.75
   WPL Holdings                              1,600               42,908.00
                                                            --------------
                                                                215,464.25
                                                            --------------


Chemicals: 4.42%
   Akzo N.V. ADS                             1,000               69,125.00
   Dow Chemical                                600               52,125.00
   Monsanto                                  2,000               86,125.00
                                                            --------------
                                                                207,375.00
                                                            --------------


Shipping and Transportation: 4.41%
   Sea Containers, Ltd. "A"                  5,000              113,125.00
   Transport Corp. of America                5,000               67,500.00
   Rush Enterprises                          4,200               26,250.00
                                                            --------------
                                                                206,875.00
                                                            --------------


Health Products and Services: 4.14%
   Beverly Enterprises                       3,000               48,750.00
   Tenet Health Care                         1,800               53,100.00
   Universal Health Services "B"             2,400               92,400.00
                                                            --------------
                                                                194,250.00
                                                            --------------


   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                  JUNE 30, 1997

                                                   Principal
                                                    Amount or
Common Stocks, continued                             Shares              Market Value

Consumer Products and Services: 3.78%
   Showbiz Pizza                                       4,000              105,500.00
   Spaghetti Warehouse Inc.                           12,000               72,000.00
                                                                          ----------
                                                                          177,500.00
                                                                          ----------


Investment Co./Foreign Securities: 3.77%
   First Australian Fund                               3,500               31,062.50
   Growth Fund of Spain                            5,425.757               82,742.79
   New Germany Fund, Inc                               4,000               63,000.00
                                                                          ----------
                                                                          176,805.29
                                                                          ----------


Media/Entertainment: 3.55%
   Pulitzer Publishing                                   933               49,449.00
   Telecommunications "A"                              3,000               44,625.00
   Time Warner                                         1,500               72,375.00
                                                                          ----------
                                                                          166,449.00
                                                                          ----------


Construction Products and Services: 3.49%
   Centex Corp.                                        1,500               60,937.50
   Oriole Homes "B"                                    4,000               32,000.00
   Ply-Gem Industries                                  3,900               70,687.50
                                                                          ----------
                                                                          163,625.00
                                                                          ----------


Merchandising: 2.67%
   KMart                                               5,500               67,031.25
   Intertan                                            6,100               22,493.75
   Service Merchandise                                12,000               36,000.00
                                                                          ----------
                                                                          125,525.00
                                                                          ----------


Metals/Mining: 2.38%
   Commonwealth Industries                             1,800               36,675.00
   IMCO Recycling Inc.                                 2,000               37,750.00
   The Energy Group PLC                                  875               37,078.12
                                                                          ----------
                                                                          111,503.12
                                                                          ----------


Multi-Industries: 1.67%
   Canadian Pacific                                    2,000               56,500.00
   Hanson, PLC                                           875               21,875.00
                                                                          ----------
                                                                           78,375.00
                                                                          ----------


   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (Continued)
                                  JUNE 30, 1997

                                                                   Principal
                                                                   Amount or
Common Stocks, continued                                             Shares      Market Value

Business Products and Services: 1.04%
   DH Technology                                                     3,000           48,750.00
                                                                              ----------------
                                                                                     48,750.00

Forest Paper & Products: 0.55%
   Georgia Pacific Corp.                                               300           25,612.50
                                                                              ----------------
                                                                                     25,612.50

     TOTAL COMMON STOCKS                                                          2,674,465.42
                                                                              ----------------


PREFERRED STOCKS: 0.96%
   Texaco Capital Preferred "B"                                      2,000           45,250.00
                                                                              ----------------
                                                                                     45,250.00

SHORT-TERM DEPOSITS: 9.69%
   Beal Banc CD 5.25% Due 10/7/97                                                    95,000.00
   Guaranty Federal CD 5.05% Due 7/14/97                                             95,000.00
   Univ Bnk AnnArbor CD 5.5% due 12/26/97                                            75,000.00
   Midfirst Bank CD 5.5% due 12/16/97                                                95,000.00
   Western American CD 6.0% Due 10/31/97                                             95,000.00
                                                                              ----------------

     TOTAL SHORT-TERM TIME DEPOSITS                                                 455,000.00
                                                                              ----------------


OTHER SHORT-TERM SECURITIES: 28.00%
   Institutional Liquid Assets - Treasury                       123,462.32          123,462.32
   GE Capital Commercial Paper of 8/22/97                       200,000.00          194,798.44
   U.S. Treasury Notes 5% of 1/31/98                            800,000.00          796,500.00
   U.S. Treasury Notes 5.625% of 8/31/97                        200,000.00          199,875.00
                                                                              ----------------

     TOTAL OTHER SHORT-TERM SECURITIES                                            1,314,635.76
                                                                              ----------------

     TOTAL INVESTMENTS IN SECURITIES                                              4,489,351.18
                                                                              ----------------

OTHER ASSETS (NET OF LIABILITIES): 4.38%
    Total Other Assets (Net of Liabilities)                                         205,113.51
                                                                              ----------------

NET ASSETS: 100.00%                                                           $   4,694,464.69
                                                                              ================


   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                             STATEMENT OF OPERATIONS

                                                      Six Months             Year
                                                         Ended               Ended
                                                     June 30, 1997     December 31, 1996
Investment Income
   Income - Note A
     Interest                                      $    54,744.26       $   109,879.61
     Dividends                                          21,605.19            38,483.50
                                                   --------------       --------------
       Total income                                     76,349.45           148,363.11
                                                   --------------       --------------


Expenses
   Investment advisory fees - Note E                    21,446.94            41,951.47
   Accounting fees                                       2,777.80             5,425.00
   Registration fees and expenses                          219.73             1,484.00
   Directors' fees                                         750.00             1,625.00
   Insurance                                               621.05             1,359.00
   Postage and delivery                                    153.50                85.00
   Printing and electronic filing                          937.00             1,376.54
   Professional fees                                     1,229.52             1,539.00
   Other                                                   276.66               820.34
   Federal income tax                                           0               790.00
                                                   --------------       --------------

       Total expenses                                   28,412.20            56,455.35
                                                   --------------       --------------

       Investment income - net                          47,937.25            91,907.76
                                                   --------------       --------------

Realized and Unrealized Gain on
     Investments - Note D
   Net realized gain on investments                    122,634.33           612,312.46
   Change in unrealized appreciation
     of investments for the period                     262,518.23          (301,068.52)
                                                   --------------       --------------

       Net gain (loss) on investments                  385,152.56           311,243.94
                                                   --------------       --------------


       Net increase (decrease) in net
         assets resulting from operations              433,089.81           403,151.70
                                                   ==============       ==============


   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                       STATEMENT OF CHANGES IN NET ASSETS

                                                             Six Months                Year
                                                               Ended                  Ended
                                                           June 30, 1997         December 31, 1996

Increase in Net Assets from Operations
   Investment income - net                                      47,937.25               91,907.76
   Net realized gain on investment                             122,634.33              612,312.46
   Change in unrealized appreciation                           262,518.23             (301,068.52)
                                                         ----------------        ----------------


     Net increase (decrease) in net assets
       resulting from operations                               433,089.81              403,151.70
                                                         ----------------        ----------------


Dividends Paid to Shareholders - Note F
   Investment income                                                    0              (90,896.34)
   Net realized capital gains                                           0             (611,624.32)
                                                         ----------------        ----------------


     Total dividends paid to shareholders                               0             (702,520.66)
                                                         ----------------        ----------------


Capital Share Transactions                                    (620,708.84)             140,400.20
                                                         ----------------        ----------------


   Net increase (decrease)                                    (187,619.03)            (158,968.76)

Net Assets
   Beginning of period (including undistributed
     investment income of $4,831.09)                         4,882,083.72            5,041,052.48
                                                         ----------------        ----------------


   End of period (including undistributed
     investment income of $52,768.34)                    $   4,694,464.69        $   4,882,083.72
                                                         ================        ================


   The accompanying notes are an integral part of these financial statements.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                  JUNE 30, 1997

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other: The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is recognized on an accrual basis.


Note B - Organizational and Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of June 30, 1997 and December 31, 1996, there were 10,000,000 shares of $1.00 par value capital stock authorized. Capital paid-in aggregated $2,989,466.64 and $3,566,938.75 at June 30, 1997 and December 31, 1996,
respectively.

     Transactions in capital stock for the six month period ended June 30, 1997 and for the year ended December 31, 1996 were as follows:

                                                           Shares                                Amount
                                                   1997              1996                 1997             1996

Shares sold                                     11,990.444       22,304.946          $167,000.00       $339,000.00
Shares issued in reinvestment
   of dividends                                          0       47,427.703                    0        652,605.19
                                               -----------       ----------         ------------       -----------

                                                11,990.444       69,732.649           167,000.00        991,605.19

Shares redeemed                                 55,227.171       58,320.028           787,708.84        851,204.99
                                               -----------       ----------         ------------       -----------


Net increase (decrease)                        (43,236.727)      11,412.621         ($620,708.84)      $140,400.20
                                               ===========       ==========         ============       ===========

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)
                                  JUNE 30, 1997

Note D - Investment Transactions

     Purchases of common stocks during the six months ended June 30, 1997 were $65,660.00 and $588,358.81 for the year ended December 31, 1996; sales were $325,680.68 for the six months ended June 30, 1997 and $998,015.67 for the year ended December 31, 1996. Purchases of U.S. Government obligations were $796,067.30 and $793,567.93 for the six months ended June 30, 1997 and the year ended December 31, 1996, respectively, and $1,000,000.00 and $2,300,000.00 were sold/matured during the six months ended June 30, 1997 and the year ended December 31, 1996, respectively.

     As of June 30, 1997 and December 31, 1996, the unrealized appreciation of securities was $1,215,376.04 and $952,857.81, respectively; accumulated undistributed net realized gains on investment transactions totaled $124,690.76 and $2,056.43 at June 30, 1997 and December 31, 1996, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 27, 1996, a distribution of $1.985 per share, aggregating $611,624.32, was declared from net realized gains from investment transactions and a dividend of $0.295 per share, aggregating $90,896.34 was declared from net investment income. The distribution and dividend were paid on December 27, 1996 to shareholders of record on December 26, 1996.

                       PHILLIPS CAPITAL INVESTMENTS, INC.
         SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*

                                              Six Months
                                                 Ended                                Year Ended December 31,
                                             June 30, 1997      1996            1995           1994           1993            1992
Per-Share Data:
   Investment income                             $.25            $.48           $.67           $.47            $.34           $.47
   Expenses                                      (.09)            .18            .18            .16             .15            .15
                                               ------           -----         ------         ------          ------         ------

     Investment income - net                      .16             .30            .49            .31             .19            .32

   Distributions from net investment income         0            (.29)          (.49)          (.31)           (.19)          (.32)

   Net realized and unrealized gain (loss)
     on securities                               1.14            1.07           1.58           (.21)            .77            .92

   Distributions from net realized
     long-term gains on securities                  0           (1.99)          (.36)          (.24)           (.11)          (.33)
                                               ------           -----         ------         ------          ------         ------

   Net increase (decrease) in net
     asset value                                 1.30            (.91)          1.22           (.45)            .66            .59

   Net asset value:
     Beginning of year                          13.74           14.65          13.43          13.88           13.22          12.63
                                               ------           -----         ------         ------          ------         ------

     End of Period                             $15.04           13.74         $14.65         $13.43          $13.88         $13.22
                                               ======           =====         ======         ======          ======         ======

Ratios (Annualized)
   Ratio of expenses to average net assets      1.20%           1.20%          1.11%          1.11%           1.14%          1.18%
   Ratio of net investment income to
     average net assets                         2.02%           1.96%          2.98%          2.19%           1.45%          2.09%
   Portfolio turnover rate                      5.04%          19.08%         28.17%         37.62%           3.10%         20.42%

Shares Outstanding at End of Period      312,162.913     355,399.640    343,987.019    419,130.701     409,961.200    367,041.839


  * Selected data for a share of capital stock outstanding throughout the year.